Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Distribution of Assets, Liabilities and Stockholders' Equity

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Trade accounts	$411	$198	$160
Accruals on capital spending	52	15	19
Customer rebates accruals	51	3	5
Equity-based compensation (note 15)	69	52	25
Compensation	172	61	42
Export duties (note 25)	11	13	14
Dividends	21	11	11
Interest	4	4	4
Lease obligation - current portion	11	2	—
Accrued sales and city taxes	26	10	8
Other	20	20	17
	$848	$389	$305